COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Future minimum rent commitments

Pursuant to the terms of the non-cancelable lease agreements in effect at September 30,  2017, the future minimum rent commitments are as follows (in thousands):

Year Ended December 31,
2017	314
2018	1,378
2019	1,945
2020	2,003
2021	2,063
Thereafter	3,941
Total	$11,644

Year Ended December 31,
2017	1,289
2018	1,088
Total	$2,377